Operating costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
summary of detailed information about operating costs by nature explanatory

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Equity-settled listing costs	—	—	1,912,693
Employee benefit expenses	40,402	112,102	341,608
Professional service fee	208	8,787	66,657
Incentives through network	23,338	105,939	120,461
Promotion and advertising	5,132	16,675	24,492
Offline service costs	—	7,965	21,936
Traveling, entertainment and general office expenses	3,106	7,640	15,879
Rental, facility, and utilities	669	4,277	12,500
Depreciation of right-of-use assets	3,537	6,515	9,219
Bandwidth expenses and server custody costs	2,760	4,331	4,914
Payment processing cost	1,695	3,893	2,427
Impairment loss on trade and other receivables	1,304	6,964	22,042
Online service costs	6	1,250	352
Others	448	1,300	5,435

Total operating costs and expenses	82,605	287,638	2,560,615